DEBT (Details - Loans payable) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Loan payable, current	$ 468,067	$ 472,700
Loan payable, non-current	306,098	328,508
R I Line Of Credit [Member]
Debt Instrument [Line Items]
Loan payable, current	99,971	99,971
R I Short Term Loans [Member]
Debt Instrument [Line Items]
Loan payable, current	41,279	43,899
W S Line Of Credit [Member]
Debt Instrument [Line Items]
Loan payable, current	200,000	200,000
W S Short Term Loans [Member]
Debt Instrument [Line Items]
Loan payable, current	126,816	128,830
R I S B A E I D L [Member]
Debt Instrument [Line Items]
Loan payable, non-current	102,597	102,597
R I Long Term Loans [Member]
Debt Instrument [Line Items]
Loan payable, non-current	84,748	86,041
W S S B A E I D L [Member]
Debt Instrument [Line Items]
Loan payable, non-current	26,307	26,307
W S Long Term Loans [Member]
Debt Instrument [Line Items]
Loan payable, non-current	$ 92,446	$ 113,564